UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

Deutsche Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2014

Semiannual Report

to Shareholders

Deutsche CROCI® Sector Opportunities Fund

(formerly DWS CROCI® Sector Opportunities Fund)

Contents
3 Letter to Shareholders
4 Portfolio Manager
5 Portfolio Summary
7 Investment Portfolio
10 Statement of Assets and Liabilities
12 Statement of Operations
13 Statement of Changes in Net Assets
14 Financial Highlights
18 Notes to Financial Statements
27 Information About Your Fund's Expenses
29 Advisory Agreement Board Considerations and Fee Evaluation
31 Account Management Resources
33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Portfolio Manager

Di Kumble, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Senior Portfolio Manager, Head of Tax Managed Equities: New York.

— Joined Deutsche Asset & Wealth Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

— PhD in Chemistry, Princeton University; CFA Charterholder.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at November 30, 2014 (36.9% of Net Assets)	Country	Percent
1. Amgen, Inc. Developer, manufacturer and marketer of human therapeutics	United States	4.0%
2. Parker-Hannifin Corp. Manufacturer of motion control products	United States	3.9%
3. Medtronic, Inc. Provides device-based therapies and diagnostic medical products	United States	3.8%
4. Merck KGaA A global pharmaceutical and chemicals company	Germany	3.7%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self-medications	United States	3.7%
6. Marathon Petroleum Corp. Refines, transports and markets petroleum products	United States	3.6%
7. Raytheon Co. Provider of products and services to special mission aircraft, defense and government	United States	3.6%
8. Central Japan Railway Co. Provides rail transportation services	Japan	3.6%
9. ABB Ltd. Manufacturer of equipment and provider of services to the oil and gas petrochemicals industries	Switzerland	3.5%
10. Eli Lilly & Co. Producer of pharmaceutical products	United States	3.5%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 7. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 31 for contact information.

Investment Portfolio as of November 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 97.9%
Denmark 3.1%
A P Moller-Maersk AS "B" (Cost $5,236,385)	2,229	4,639,885
France 3.1%
Sanofi (Cost $4,879,781)	46,858	4,531,899
Germany 3.7%
Merck KGaA (Cost $4,976,251)	55,544	5,532,817
Japan 18.8%
Astellas Pharma, Inc.	323,732	4,658,166
Central Japan Railway Co.	36,125	5,260,110
Daiichi Sankyo Co., Ltd.	307,548	4,534,998
ITOCHU Corp.	416,384	4,798,860
JGC Corp.	199,345	4,290,488
Otsuka Holdings Co., Ltd.	134,959	4,268,450
(Cost $29,301,280)		27,811,072
Luxembourg 2.8%
Tenaris SA (Cost $5,322,830)	254,252	4,195,571
Norway 2.7%
Statoil ASA (Cost $5,480,445)	212,924	4,047,791
Switzerland 5.9%
ABB Ltd. (Registered)*	233,117	5,234,591
Transocean Ltd. (a)	167,652	3,522,369
(Cost $10,398,682)		8,756,960
United Kingdom 6.2%
Noble Corp. PLC (a)	247,819	4,458,264
Rolls-Royce Holdings PLC*	360,367	4,745,908
(Cost $11,078,894)		9,204,172
United States 51.6%
Amgen, Inc.	35,876	5,930,662
Chevron Corp.	42,977	4,678,906
ConocoPhillips	70,805	4,678,086
Dover Corp.	64,562	4,970,628
Eli Lilly & Co.	76,581	5,216,698
Fluor Corp.	77,156	4,782,901
Gilead Sciences, Inc.*	47,103	4,725,373
Marathon Petroleum Corp.	59,800	5,387,382
Medtronic, Inc.	75,922	5,608,358
National Oilwell Varco, Inc.	68,593	4,598,475
Occidental Petroleum Corp.	54,603	4,355,681
Parker-Hannifin Corp.	45,145	5,825,059
Pfizer, Inc.	173,519	5,405,117
Raytheon Co.	49,812	5,314,940
Valero Energy Corp.	105,714	5,138,758
(Cost $76,730,664)		76,617,024
Total Common Stocks (Cost $153,405,212)		145,337,191

Other Investments 0.0%
United Kingdom 0.0%
Rolls-Royce Holdings PLC, Class C* (Cost $34,589)	21,549,600	33,703

Cash Equivalents 6.4%
Central Cash Management Fund, 0.06% (b) (Cost $9,417,939)	9,417,939	9,417,939

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,857,740)†	104.3	154,788,833
Other Assets and Liabilities, Net	(4.3)	(6,346,779)
Net Assets	100.0	148,442,054

* Non-income producing security

† The cost for federal income tax purposes was $162,857,740. At November 30, 2014, net unrealized depreciation for all securities based on tax cost was $8,068,907. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,496,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,565,642.

(a) Listed on the New York Stock Exchange.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (c)
Denmark	$—	$4,639,885	$—	$4,639,885
France	—	4,531,899	—	4,531,899
Germany	—	5,532,817	—	5,532,817
Japan	—	27,811,072	—	27,811,072
Luxembourg	—	4,195,571	—	4,195,571
Norway	—	4,047,791	—	4,047,791
Switzerland	3,522,369	5,234,591	—	8,756,960
United Kingdom	4,458,264	4,745,908	—	9,204,172
United States	76,617,024	—	—	76,617,024
Other Investments	33,703	—	—	33,703
Short-Term Investments	9,417,939	—	—	9,417,939
Total	$94,049,299	$60,739,534	$—	$154,788,833

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $153,439,801)	$145,370,894
Investment in Central Cash Management Fund (cost $9,417,939)	9,417,939
Total investments in securities, at value (cost $162,857,740)	154,788,833
Foreign currency, at value (cost $13,794)	13,700
Receivable for Fund shares sold	2,350,226
Dividends receivable	554,443
Interest receivable	382
Foreign taxes recoverable	32,582
Other assets	21,955
Total assets	157,762,121
Liabilities
Payable for investments purchased	9,067,707
Payable for Fund shares redeemed	38,022
Accrued management fee	64,377
Accrued Directors' fees	1,907
Other accrued expenses and payables	148,054
Total liabilities	9,320,067
Net assets, at value	$148,442,054
Net Assets Consist of
Undistributed net investment income	489,677
Net unrealized appreciation (depreciation) on: Investments	(8,068,907)
Foreign currency	(2,046)
Accumulated net realized gain (loss)	(859,192)
Paid-in capital	156,882,522
Net assets, at value	$148,442,054

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($41,802,513 ÷ 4,332,928 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.65
Maximum offering price per share (100 ÷ 94.25 of $9.65)	$10.24
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($19,975,087 ÷ 2,077,555 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.61
Class S Net Asset Value, offering and redemption price per share ($73,276,681 ÷ 7,587,526 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.66
Institutional Class Net Asset Value, offering and redemption price per share ($13,387,773 ÷ 1,386,469 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the period from June 2, 2014 (commencement of operations) to November 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $48,826)	$910,337
Income distributions — Central Cash Management Fund	1,501
Total income	911,838
Expenses: Management fee	284,907
Administration fee	31,656
Services to shareholders	41,989
Distribution and service fees	57,216
Custodian fee	28,052
Professional fees	27,158
Reports to shareholders	23,219
Registration fees	13,579
Directors' fees and expenses	3,167
Other	2,918
Total expenses before expense reductions	513,861
Expense reductions	(91,700)
Total expenses after expense reductions	422,161
Net investment income	489,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(931,559)
Foreign currency	72,367
(859,192)
Change in net unrealized appreciation (depreciation) on: Investments	(8,068,907)
Foreign currency	(2,046)
(8,070,953)
Net gain (loss)	(8,930,145)
Net increase (decrease) in net assets resulting from operations	$(8,440,468)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended November 30, 2014* (Unaudited)
Operations: Net investment income	$489,677
Operations: Net investment income	$489,677
Net realized gain (loss)	(859,192)
Change in net unrealized appreciation (depreciation)	(8,070,953)
Net increase (decrease) in net assets resulting from operations	(8,440,468)
Fund share transactions: Proceeds from shares sold	165,622,279
Payments for shares redeemed	(12,819,757)
Net increase (decrease) in net assets from Fund share transactions	152,802,522
Increase (decrease) in net assets	144,362,054
Net assets at beginning of period (initial capital)	4,080,000
Net assets at end of period (including undistributed net investment income of $489,677)	$148,442,054

* For the period from June 2, 2014 (commencement of operations) to November 30, 2014.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Period Ended 11/30/14 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	.08
Net realized and unrealized gain (loss)		(.43)
Total from investment operations		(.35)
Net asset value, end of period	$9.65
Total Return (%)c,d	(3.50	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42
Ratio of expenses before expense reductions (%)	1.65	*
Ratio of expenses after expense reductions (%)	1.35	*
Ratio of net investment income (loss) (%)	1.70	*
Portfolio turnover rate (%)	42	**
a For the period from June 2, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C	Period Ended 11/30/14 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	.04
Net realized and unrealized gain (loss)		(.43)
Total from investment operations		(.39)
Net asset value, end of period	$9.61
Total Return (%)c,d	(3.90	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20
Ratio of expenses before expense reductions (%)	2.41	*
Ratio of expenses after expense reductions (%)	2.10	*
Ratio of net investment income (loss) (%)	.81	*
Portfolio turnover rate (%)	42	**
a For the period from June 2, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S	Period Ended 11/30/14 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	.08
Net realized and unrealized gain (loss)		(.42)
Total from investment operations		(.34)
Net asset value, end of period	$9.66
Total Return (%)c	(3.40	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73
Ratio of expenses before expense reductions (%)	1.49	*
Ratio of expenses after expense reductions (%)	1.20	*
Ratio of net investment income (loss) (%)	1.67	*
Portfolio turnover rate (%)	42	**
a For the period from June 2, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class	Period Ended 11/30/14 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	.07
Net realized and unrealized gain (loss)		(.41)
Total from investment operations		(.34)
Net asset value, end of period	$9.66
Total Return (%)c	(3.40	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13
Ratio of expenses before expense reductions (%)	1.36	*
Ratio of expenses after expense reductions (%)	1.10	*
Ratio of net investment income (loss) (%)	1.43	*
Portfolio turnover rate (%)	42	**
a For the period from June 2, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche CROCI® Sector Opportunities Fund (formerly DWS CROCI® Sector Opportunities Fund) (the "Fund") is a non-diversified series of Deutsche Securities Trust (formerly DWS Securities Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

The Fund had no securities on loan for the period ended November 30, 2014.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the period from June 2, 2014 (commencement of operations) to November 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $185,800,384 and $31,429,024, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the annualized rate (exclusive of any applicable waivers/reimbursement) of 0.90%.

Effective June 2, 2014 (commencement of operations) through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.35%
Class C	2.10%
Class S	1.20%
Institutional Class	1.10%

For the period from June 2, 2014 (commencement of operations) to November 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$22,531
Class C	11,700
Class S	48,221
Institutional Class	9,248
$91,700

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the Administration Fee was $31,656, of which $11,496 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder serving fee it receives from the Fund. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2014
Class A	$402	$328
Class C	286	222
Class S	549	433
Institutional Class	129	89
	$1,366	$1,072

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the Distribution Fee was as follows.
Distribution Fee	Total Aggregated	Unpaid at November 30, 2014
Class C	$28,760	$11,228

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2014	Annualized Rate
Class A	$18,869	$18,197	.25%
Class C	9,587	8,074	.25%
	$28,456	$26,271

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from June 2, 2014 (commencement of operations) to November 30, 2014 aggregated $35,362.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the CDSC for Class C shares aggregated $17. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from June 2, 2014 (commencement of operations) to November 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,401, of which $9,673 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Period Ended November 30, 2014*
	Shares	Dollars
Shares sold
Class A	4,547,248	$46,407,652
Class C	2,133,302	21,580,284
Class S	8,127,199	82,955,767
Institutional Class	1,441,558	14,678,576
		$165,622,279
Shares redeemed
Class A	(215,320)	$(2,104,125)
Class C	(56,747)	(569,196)
Class S	(540,673)	(5,347,278)
Institutional Class	(460,089)	(4,799,158)
		$(12,819,757)
Net increase (decrease)
Class A	4,331,928	$44,303,527
Class C	2,076,555	21,011,088
Class S	7,586,526	77,608,489
Institutional Class	981,469	9,879,418
		$152,802,522
Initial Capital
Class A	1,000	$10,000
Class C	1,000	10,000
Class S	1,000	10,000
Institutional Class	405,000	4,050,000
		$4,080,000

* For the period from June 2, 2014 (commencement of operations) to November 30, 2014.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 2, 2014 to November 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the period ended November 30, 2014 (Unaudited)
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/2/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$965.00	$961.00	$966.00	$966.00
Expenses Paid per $1,000**	$6.61	$10.27	$5.88	$5.39

* For the period from June 2, 2014 (commencement of operations) to November 30, 2014.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days since June 2, 2014, the commencement of the class), then divided by 365.

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,018.20	$1,014.46	$1,018.95	$1,019.45
Expenses Paid per $1,000***	$6.83	$10.60	$6.07	$5.57

*** Expenses (hypothetical expenses if the Fund had been in existence from 6/1/2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche CROCI® Sector Opportunities Fund	1.35%	2.10%	1.20%	1.10%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the Deutsche CROCI® Sector Opportunities Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in May 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In May 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Trustees were also advised by a fee consultant retained by the Trustees (the "Fee Consultant") in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.35%, 2.10%, 1.20% and 1.10% of average net assets of Class A, Class C, Class S and Institutional Class shares, respectively, for a one year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Their Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft dollar allocations, including that DIMA may allocate brokerage to pay for research services generated by parties other than the executing broker-dealers. The Board also noted the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DSOAX	DSOCX	DSOSX	DSOIX
CUSIP Number	25159L 786	25159L 794	25159L 828	25159L 810
Fund Number	1005	1305	2005	1405

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DCSOF-3
(R-036694-2 1/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Sector Opportunities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2015